Provisions - Current - Movements in Provisions (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of other provisions [Line Items]
Beginning balance	$ 80,719	$ 2,723
Provision	236,552	7,981
Payment	(189,960)	(6,409)
Ending balance	127,311	$ 4,295
Provisions for sales allowance [member]
Disclosure of other provisions [Line Items]
Beginning balance	66,065
Provision	117,234
Payment	(113,143)
Ending balance	70,156
Provisions for deficiency compensation [member]
Disclosure of other provisions [Line Items]
Beginning balance	14,654
Provision	119,318
Payment	(76,817)
Ending balance	$ 57,155